Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	$ 106,984	$ 111,489
Restricted Stock
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	60,043	43,187
Restricted Stock
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	13,688	18,700
Restricted Stock
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash	$ 33,253	$ 49,602